Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021
U.K. R&D tax credit	$1,230	$2,211
Prepaid tax	1,373	2,070
Insurance	1,702	2,346
Prepaid manufacturing costs	456	2,002
Other current assets	1,474	2,001
	$6,235	$10,630